Class D Shares [Member] Average Annual Total Returns - Class D Shares - Class D		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.69%	8.72%	9.60%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.72%	8.26%	8.99%
Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent		15.30%	10.66%	11.44%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.08%	8.32%	9.82%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.